Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Contracts Gross Notional Values
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2012:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$640	$(37)
U.S. Dollar/Euro	559	(6)
U.K. Pound Sterling/Euro	516	(4)
Euro/U.K. Pound Sterling	502	5
Japanese Yen/Euro	463	(33)
Euro/U.S. Dollar	188	1
U.S. Dollar/Japanese Yen	87	—
Indian Rupee/U.S. Dollar	65	1
Mexican Peso/U.S. Dollar	65	1
Euro/Japanese Yen	61	—
Philippine Peso/U.S. Dollar	52	1
Euro/Swiss Franc	37	—
Swiss Franc/Euro	29	—
U.S. Dollar/Canadian Dollar	25	—
All Other	216	—
Total Foreign Exchange Hedging	$3,505	$(71)
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.

Summary of Derivative Instruments Fair Value
The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2012	2011
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$3	$37
	Other current liabilities	(51)	(11)
	Net Designated (Liability) Asset	$(48)	$26

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$8	$21
	Other current liabilities	(31)	(20)
	Net Undesignated (Liability) Asset	$(23)	$1

Summary of Derivatives	Total Derivative Assets	$11	$58
	Total Derivative Liabilities	(82)	(31)
	Net Derivative (Liability) Asset	$(71)	$27

Summary of Fair Value Hedges Gains (Losses)
The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2012	2011	2010	2012	2011	2010
Interest rate contracts	Interest expense	$—	$15	$99	$—	$(15)	$(99)

Summary of Cash Flow Hedges Gains (Losses)

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Foreign exchange contracts – forwards	$(50)	$30	$46	Cost of sales	$37	$14	$28

Summary of Derivatives Not Designated as Hedging Instruments Gains (Losses)
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative (Loss) Gain	2012	2011	2010
Foreign exchange contracts – forwards	Other expense – Currency (losses) gains, net	$(38)	$33	$113